Business Acquisitions - Intangible Assets Acquired by Major Asset Category (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					1 Months Ended			1 Months Ended
	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2011 Customer Relationships [Member]	Dec. 31, 2012 Trademarks and Trade Names [Member]	Dec. 31, 2011 Trademarks and Trade Names [Member]	Jul. 02, 2012 Pure Ice Acquisition [Member]	Jul. 02, 2012 Pure Ice Acquisition [Member] Customer Relationships [Member]	Jul. 02, 2012 Pure Ice Acquisition [Member] Trademarks and Trade Names [Member]	Mar. 17, 2011 SinfulColors Acquisition [Member]	Mar. 17, 2011 SinfulColors Acquisition [Member] Customer Relationships [Member]	Mar. 17, 2011 SinfulColors Acquisition [Member] Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Fair Values of Acquired Intangible Assets					$ 43.1	$ 33.3	$ 9.8	$ 22.8	$ 15.5	$ 7.3
Weighted Average Useful Life of Acquired Intangible Assets (in years)	18 years	14 years	10 years	10 years		19 years	10 years		14 years	10 years